RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2016
Transactions With Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Parties
	June 30,	December 31,
	2016	2015
	Unaudited
Assets:

Trade receivables	$5	$2
Other account receivables and prepaid expenses	$3	$-

Liabilities:

Trade payables	$143	$184
Other account payables and accrued expenses	$107	$16
Advance from customer	$6,785	$-

Balances With Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Parties
	Six months ended June 30,
	2016	2015
	Unaudited

Revenues	$11,429	$62

Expenses:
Cost of sales	$84	$21

Operating expenses:
Research and development, net	$75	$128
Sales and marketing, net	$54	$59
General and administrative	$159	$28